Drilling units	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Drilling units
Note 16 – Drilling units
The following table summarizes the movement for the nine months ended September 30, 2021 (Predecessor):

(In $ millions)	Cost	Accumulated depreciation	Net book value
As at January 1, 2021 (Predecessor)	2,669	(914)	1,755
Additions	8	—	8
Depreciation	—	(34)	(34)

As at March 31, 2021 (Predecessor)	2,677	(948)	1,729

Additions	25	—	25
Depreciation	—	(32)	(32)
Impairment	(152)	—	(152)

As at June 30, 2021 (Predecessor)	2,550	(980)	1,570

Additions	20	—	20
West Hercules derecognition	(364)	227	(137)
Depreciation	—	(25)	(25)

As at September 30, 2021 (Predecessor)	2,206	(778)	1,428

The following table summarizes the movement for the period from January 1, 2022 through February 22, 2022 (Predecessor) and from February 23, 2022 through March 31, 2022, June 30, 2022 and September 30, 2022 (Successor):

(In $ millions)	Cost	Accumulated depreciation	Net book value
As at January 1, 2022 (Predecessor)	2,217	(786)	1,431
Additions	20	—	20
Disposal of West Venture	(23)	23	—
Depreciation	—	(17)	(17)

As at February 22, 2022 (Predecessor)	2,214	(780)	1,434

Derecognition of West Linus	(211)	36	(175)
Fresh Start accounting	(428)	744	316

As at February 23, 2022 (Successor)	1,575	—	1,575

Additions	16	—	16
Depreciation	—	(12)	(12)

As at March 31, 2022 (Successor)	1,591	(12)	1,579

Additions	60	—	60
Disposal of Sevan Brasil and Sevan Driller	(24)	—	(24)
Depreciation	—	(28)	(28)

As at June 30, 2022 (Successor)	1,627	(40)	1,587

Additions	89	—	89
Depreciation	—	(28)	(28)

As at September 30, 2022 (Successor)	1,716	(68)	1,648

Note 18 – Drilling units
Changes in drilling units for the periods presented in this report were as follows:

(In $ millions)	Cost	Accumulated depreciation	Net book value
	(As adjusted)	(As adjusted)	(As adjusted)
January 1, 2020	6,624	(605)	6,019
Additions	136	—	136
Depreciation	—	(313)	(313)
Impairment	(4,087)	—	(4,087)

December 31, 2020	2,673	(918)	1,755
Additions	84	—	84
Depreciation	—	(119)	(119)
Impairment (1)	(152)	—	(152)
Disposal (2)	(364)	227	(137)

December 31, 2021 (1)(2)	2,241	(810)	1,431

(1)
In June 2021 we recorded an impairment of $152 million (December 31, 2020: $4.1 billion) which was reported within “Loss on impairment of long-lived assets” on our Consolidated Statement of Operations. Please refer to Note 11 – “Loss on impairment of long-lived assets” for further details.

(2)	In August, 2021, the lease agreement with SFL for the West Hercules was amended such that the rig was derecognized from drilling units and replaced with a right of use asset within other assets.